Provisions - Summary of Other Provisions (Parenthetical) (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Microfinance support program
Disclosure of other provisions [line items]
New provisions, other provisions	₩ 333,290